Note 8 - Fair Value - Fair Value Instruments Carried At Cost - Main Valuation Techniques - Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Assets Line Items
Contributed To Consolidated Group Assets	€ 676,689	€ 690,059	€ 731,856
Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed Member | Financial Assets At Amortised Cost Member | Central Banks [Member]
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Assets Line Items
Valuation Technique used in fair value measurement assets	Present-value method (Discounted future cash flows)
Description Of Inputs Used In Fair Value Measurement Assets	- Credit spread - Prepayment rates - Interest rate yield
Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed Member | Financial Assets At Amortised Cost Member | Loans And Advances To Credit Institutions [Member]
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Assets Line Items
Valuation Technique used in fair value measurement assets	Present-value method (Discounted future cash flows)
Description Of Inputs Used In Fair Value Measurement Assets	- Credit spread - Prepayment rates - Interest rate yield
Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed Member | Financial Assets At Amortised Cost Member | Customers [Member]
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Assets Line Items
Valuation Technique used in fair value measurement assets	Present-value method (Discounted future cash flows)
Description Of Inputs Used In Fair Value Measurement Assets	- Credit spread - Prepayment rates - Interest rate yield
Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed Member | Financial Assets At Amortised Cost Member | Debt Securities [Member]
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Assets Line Items
Valuation Technique used in fair value measurement assets	Present-value method (Discounted future cash flows)
Description Of Inputs Used In Fair Value Measurement Assets	- Credit spread - Interest rate yield
Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed Member | Level 2 Of Fair Value Hierarchy Member | Financial Assets At Amortised Cost Member
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Assets Line Items
Contributed To Consolidated Group Assets	€ 204,619
Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed Member | Level 2 Of Fair Value Hierarchy Member | Financial Assets At Amortised Cost Member | Central Banks [Member]
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Assets Line Items
Contributed To Consolidated Group Assets	0
Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed Member | Level 2 Of Fair Value Hierarchy Member | Financial Assets At Amortised Cost Member | Loans And Advances To Credit Institutions [Member]
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Assets Line Items
Contributed To Consolidated Group Assets	4,934
Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed Member | Level 2 Of Fair Value Hierarchy Member | Financial Assets At Amortised Cost Member | Customers [Member]
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Assets Line Items
Contributed To Consolidated Group Assets	190,666
Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed Member | Level 2 Of Fair Value Hierarchy Member | Financial Assets At Amortised Cost Member | Debt Securities [Member]
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Assets Line Items
Contributed To Consolidated Group Assets	9,019
Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed Member | Level 3 Of Fair Value Hierarchy Member | Financial Assets At Amortised Cost Member
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Assets Line Items
Contributed To Consolidated Group Assets	193,819
Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed Member | Level 3 Of Fair Value Hierarchy Member | Financial Assets At Amortised Cost Member | Central Banks [Member]
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Assets Line Items
Contributed To Consolidated Group Assets	1
Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed Member | Level 3 Of Fair Value Hierarchy Member | Financial Assets At Amortised Cost Member | Loans And Advances To Credit Institutions [Member]
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Assets Line Items
Contributed To Consolidated Group Assets	4,291
Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed Member | Level 3 Of Fair Value Hierarchy Member | Financial Assets At Amortised Cost Member | Customers [Member]
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Assets Line Items
Contributed To Consolidated Group Assets	183,645
Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed Member | Level 3 Of Fair Value Hierarchy Member | Financial Assets At Amortised Cost Member | Debt Securities [Member]
Disclosure Of Fair Value Instruments Carried At Cost Main Valuation Techniques Assets Line Items
Contributed To Consolidated Group Assets	€ 5,881